Related party transactions	12 Months Ended
Jun. 30, 2021
Disclosure Of Key Management Personnel Compensation [Abstract]
Related party transactions

16. Related party transactions

a.	Parent entity

The parent entity within the Group is Mesoblast Limited.

b.	Subsidiaries

Details of interests in subsidiaries are disclosed in Note 12 to the financial statements.

c.	Key management personnel compensation

The aggregate compensation made to Directors and other members of key management personnel of the Group is set out below

	Year Ended June 30,
(in U.S. dollars)	2021	2020
Short-term employee benefits	2,401,749	2,483,862
Long-term employee benefits	12,646	11,366
Post-employment benefits	36,444	34,294
Share based payments	1,469,698	1,146,965
	3,920,537	3,676,487

d.	Transactions with other related parties

Accounts receivable from revenues, accounts payable to expenses and loans from subsidiaries as at the end of the fiscal year have been eliminated on consolidation of the Group.

e.	Terms and conditions

All other transactions were made on normal commercial terms and conditions and at market rates, except that there are no fixed terms for the repayment of loans between the parties.

Outstanding balances are unsecured and are repayable in cash.